Employee Future Benefits - Schedule of Level 3 Changes in Plan Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Balance, beginning of year	$ 3,919
Balance, end of year	4,162	$ 3,919
Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Balance, beginning of year	224	229
Return (loss) on plan assets	32	(2)
Foreign currency translation	0	(1)
Purchases, sales and settlements	0	(2)
Balance, end of year	$ 256	$ 224